The Acquirers Fund
Schedule of Investments
January 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.2%
	Basic Materials - 3.1%
22,647	Steel Dynamics, Inc. ^	$776,113

	Communications - 6.7%
18,195	Cisco Systems, Inc. ^	811,133
15,547	eBay, Inc. ^	878,561
		1,689,694
	Consumer, Cyclical - 13.0%
8,076	Best Buy Company, Inc. ^	878,830
11,260	DR Horton, Inc. ^	864,768
9,475	Meritage Homes Corporation (a)	760,464
18,256	PulteGroup, Inc.	794,136
		3,298,198
	Consumer, Non-Cyclical - 13.9%
3,290	Biogen, Inc. ^ (a)	929,787
2,110	Humana, Inc.	808,362
4,094	Molina Healthcare, Inc. ^ (a)	874,519
5,605	United Therapeutics Corporation (a)	918,211
		3,530,879
	Energy - 3.8%
10,880	Renewable Energy Group, Inc. (a)	974,848

	Financial - 45.4% ●

7,717	Allstate Corporation ^	827,108
28,608	Bank of America Corporation ^	848,227
3,705	Berkshire Hathaway, Inc. - Class B ^ (a)	844,259
15,942	Charles Schwab Corporation ^	821,651
7,631	Evercore, Inc. - Class A ^	832,542
27,909	Federated Hermes, Inc.	753,543
15,449	First American Financial Corporation ^	807,828
10,675	Kemper Corporation ^	750,986
7,964	LPL Financial Holdings, Inc. ^	862,820
8,528	Progressive Corporation ^	743,556
10,087	Royal Bank of Canada ^	815,736
25,262	Synchrony Financial ^	850,066
58,634	UBS Group AG	843,743
32,881	Virtu Financial, Inc. - Class A	913,106
		11,515,171
	Industrial - 3.0%
2,338	Lockheed Martin Corporation ^	752,415

	Technology - 10.3%
33,696	HP, Inc. ^	820,161
16,789	Intel Corporation ^	931,957
12,748	NetApp, Inc. ^	846,977
		2,599,095
	TOTAL COMMON STOCKS (Cost $23,673,082)	25,136,413

	SHORT-TERM INVESTMENTS - 0.0% +
5,000	First American Government Obligations Fund, Class X, 0.04% *	5,000
5,000	First American Treasury Obligations Fund, Class X, 0.03% *	5,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)	10,000
	TOTAL INVESTMENTS (Cost $23,683,082) - 99.2%	25,146,413
	TOTAL SECURITIES SOLD SHORT (Proceeds $7,033,576) - (28.1%)	(7,122,895)
	Other Assets in Excess of Other Liabilities - 28.9%	7,336,346
	NET ASSETS - 100.0%	$25,359,864

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
^	All or a portion of the security has been segregated as collateral for securities sold short. As of January 31, 2021, the value of these securities amounts to $9,270,887 or 36.6% of net assets.
●	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
+	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of January 31, 2021.

The Acquirers Fund
Schedule of Securities Sold Short
January 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 28.1%
	Consumer, Cyclical - 9.9%
11,537	Carnival Corporation	$215,396
1,832	Cracker Barrel Old Country Store, Inc.	247,888
6,073	Delta Air Lines, Inc.	230,531
17,137	JetBlue Airways Corporation	245,745
4,304	Las Vegas Sands Corporation	206,979
9,781	Norwegian Cruise Line Holdings, Ltd. (a)	221,540
3,406	Royal Caribbean Cruises Ltd.	221,390
6,709	Skechers USA, Inc. - Class A (a)	231,326
5,366	Southwest Airlines Company	235,782
9,433	Spirit Airlines, Inc. (a)	244,692
5,484	United Airlines Holdings, Inc. (a)	219,305
		2,520,574
	Consumer, Non-Cyclical - 3.5%
35,562	Coty, Inc. - Class A	226,530
3,601	LivaNova plc (a)	226,503
2,059	Reata Pharmaceuticals, Inc. - Class A (a)	213,292
21,313	Sabre Corporation	229,754
		896,079
	Energy - 1.0%
4,441	Hess Corporation	239,725

	Financial - 11.9%
8,661	Blackstone Mortgage Trust, Inc. - Class A	230,902
15,254	Brixmor Property Group, Inc.	258,250
2,537	Camden Property Trust	259,155
7,729	EPR Properties	306,378
2,791	Federal Realty Investment Trust	244,380
8,256	Healthpeak Properties, Inc.	244,791
17,596	Host Hotels & Resorts, Inc.	238,426
3,031	Howard Hughes Corporation (a)	261,181
7,955	JBG SMITH Properties	237,536
14,502	Park Hotels & Resorts, Inc.	241,893
3,944	Ryman Hospitality Properties, Inc.	255,769
6,077	Spirit Realty Capital, Inc.	234,329
		3,012,990
	Industrial - 0.9%
6,659	Spirit AeroSystems Holdings, Inc. - Class A	225,540

	Utilities - 0.9%
3,920	Edison International	227,987
	TOTAL COMMON STOCKS (Proceeds $7,033,576)	7,122,895
	Total Securities Sold Short (Proceeds $7,033,576)	$7,122,895

(a)	Non-income producing security.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

Assets ^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,136,413	$-	$-	$25,136,413
Short-Term Investments	10,000	-	-	10,000
Total Investments in Securities	$25,146,413	$-	$-	$25,146,413

Liabilities ^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,122,895	$-	$-	$7,122,895
Total Securities Sold Short	$7,122,895	$-	$-	$7,122,895
^ See Schedule of Investments and Schedule of Securities Sold Short for breakout of investments by sector classification.

For the period ended January 31, 2021 the Fund did not recognize any transfers to or from Level 3.